Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Outstanding Warrants

At September 30, 2020, outstanding warrants to purchase shares of common stock accounted for as equity or liabilities were as follows with an aggregate intrinsic value as of September 30, 2020 of zero:

Shares Underlying
Outstanding	Exercise	Expiration
Warrants	Price(1)	Date(1)

100,870	$7.1875	September 24, 2025
100,870

(1)	The warrants are exercisable at any time and from time to time, in whole or in part, during a period commencing March 24, 2021 and expiring September 24, 2025. The exercise price of the warrants is $7.1875 per share or $6.9718 per share if the warrants are exercised for cash within the first six months of the period in which they are exercisable.

No new warrants were granted in 2019 and 2018. At December 31, 2018, outstanding warrants to purchase shares of common stock, accounted for as equity or liabilities, are as follows:

Shares Underlying Outstanding Warrants	Exercise Price	Expiration Date
302,256	$0.27	July 27, 2020
155,433	$1.34	September 20, 2020
159,085	$2.67	September 30, 2020
592,700	$5.34	June 30, 2021
604,703	$5.34	June 30, 2022
262,173	$5.34	June 30, 2023
280,899	$5.34	June 30, 2024
318,353	$5.34	June 30, 2025
2,675,602

As of December 31, 2019 there are no outstanding warrants to purchase shares of common stock, accounted for as equity or liabilities.

Shares Underlying Outstanding Warrants as of December 31, 2018	Shares Underlying Warrants Exchanged on September 30, 2019	Shares Underlying Outstanding Warrants as of December 31, 2019
2,675,602	(2,675,602)	—